Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Nov. 30, 2018 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2018 USD ($)
Disclosure Of Bank Indebtedness [Line Items]
Current secured bank loans outstanding		$ 0.1			$ 90.1	$ 71,700
Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Proceeds from non-current borrowings		0.1	$ 90
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity							$ 250,000
Borrowings interest rate adjustment percentage							1.50%
Debt instrument unused borrowing capacity		278.2		$ 222,600	200.8	156,500
Letters of credit outstanding and borrowing base reserves		34.1		$ 27,300	27.4	$ 21,800
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred	$ 7.0
Unamortized debt issuance costs		$ 2.1			$ 3.5